Fair Values of Financial Instruments and Interest Rate Risk (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Assets measured at fair value on a nonrecurring basis
Total assets at fair value	$ 19,576
Level 2 [Member]
Assets measured at fair value on a nonrecurring basis
Total assets at fair value	72,062
Fair Value on a Nonrecurring basis [Member]
Assets measured at fair value on a nonrecurring basis
Impaired loans	8,640	7,074
Loans held for sale	5,373	1,958
Other real estate owned	5,596	1,464
Total assets at fair value	19,609	10,496
Total liabilities at fair value
Fair Value on a Nonrecurring basis [Member] | Level 1 [Member]
Assets measured at fair value on a nonrecurring basis
Impaired loans
Loans held for sale
Other real estate owned
Total assets at fair value
Total liabilities at fair value
Fair Value on a Nonrecurring basis [Member] | Level 2 [Member]
Assets measured at fair value on a nonrecurring basis
Loans held for sale	5,373	1,958
Total assets at fair value	5,373	1,958
Total liabilities at fair value
Fair Value on a Nonrecurring basis [Member] | Level 3 [Member]
Assets measured at fair value on a nonrecurring basis
Impaired loans	8,640	7,074
Other real estate owned	5,596	1,464
Total assets at fair value	14,236	8,538
Total liabilities at fair value